SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Summarizes Assets and Liabilities

The following table summarizes the assets and liabilities of the SPE formed in connection with our current match funded advance facility, at the dates indicated:

	September 30, 2012	December 31, 2011
Match funded advances	$1,446,091	$—
Other assets(1)	39,291	—

Total assets	$1,485,382	$—

Match funded liabilities	$1,250,912	$—
Other liabilities	1,964	—

Total liabilities	$1,252,876	$—

(1)	Other assets principally include debt service accounts, prepaid lender fees and debt issuance costs. See Note 5 for more information about our other assets.